FIRST TRUST PORTFOLIOS L.P.
                      120 EAST LIBERTY DRIVE
                     WHEATON, ILLINOIS  60187




                       November 27, 2013



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

     Re:           FT 4505
              (File No. 333-191898) (CIK No. 0001582521)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on November 22, 2013.

                                    Very truly yours,
                                    FT 4505, Registrant



                                    By: FIRST TRUST PORTFOLIOS L.P., Depositor